Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Furniture [Member]
Estimated useful lives	10 years
Electronic Equipment [Member]
Estimated useful lives	3 years
Leasehold Improvement [Member]
Estimated useful lives	3 years